COMMITMENTS AND CONTINGENCIES - Additional Information - Litigation (Detail) - Dec. 07, 2021 $ in Thousands	AUD ($)	USD ($)
Commitments And Contingencies [Line Items]
Amount sought by the other party in a litigation	$ 3,676,000	$ 2,664